Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	$ 41,286
Balance at end of period	40,703	$ 41,286
Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(4,794)	(3,961)
Effect of movements in foreign exchange	250	(191)
Amortization	(413)	(711)
Impairment	(13)	(31)
Disposals through sale and derecognition	49	60
Transfer (to)/from other asset categories and other movements	(94)	39
Balance at end of period	(5,015)	(4,794)
Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	46,080	44,170
Effect of movements in foreign exchange	(1,122)	957
Acquisitions through business combinations		15
Acquisitions and expenditures	558	838
Disposals through sale and derecognition	(50)	(67)
Transfer (to)/from other asset categories and other movements	252	166
Balance at end of period	45,718	46,080
Brands [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	38,239
Balance at end of period	37,601	38,239
Brands [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(94)
Balance at end of period	(94)	(94)
Brands [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	38,332
Effect of movements in foreign exchange	(731)
Transfer (to)/from other asset categories and other movements	94
Balance at end of period	37,695	38,332
Commercial intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	830
Balance at end of period	1,047	830
Commercial intangibles [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(1,388)
Effect of movements in foreign exchange	73
Amortization	(86)
Disposals through sale and derecognition	19
Transfer (to)/from other asset categories and other movements	(47)
Balance at end of period	(1,430)	(1,388)
Commercial intangibles [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	2,219
Effect of movements in foreign exchange	(89)
Acquisitions and expenditures	343
Disposals through sale and derecognition	(19)
Transfer (to)/from other asset categories and other movements	23
Balance at end of period	2,477	2,219
Software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	2,160
Balance at end of period	2,024	2,160
Software [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(3,219)
Effect of movements in foreign exchange	167
Amortization	(313)
Impairment	(13)
Disposals through sale and derecognition	29
Transfer (to)/from other asset categories and other movements	(61)
Balance at end of period	(3,411)	(3,219)
Software [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	5,379
Effect of movements in foreign exchange	(280)
Acquisitions and expenditures	208
Disposals through sale and derecognition	(30)
Transfer (to)/from other asset categories and other movements	157
Balance at end of period	5,434	5,379
Other [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	57
Balance at end of period	31	57
Other [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(93)
Effect of movements in foreign exchange	10
Amortization	(14)
Disposals through sale and derecognition	1
Transfer (to)/from other asset categories and other movements	14
Balance at end of period	(81)	(93)
Other [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	150
Effect of movements in foreign exchange	(22)
Acquisitions and expenditures	7
Disposals through sale and derecognition	(1)
Transfer (to)/from other asset categories and other movements	(22)
Balance at end of period	$ 112	$ 150